Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Benefit Plans

(12) Employee Benefit Plans

Equity Incentive Plan

During 2015, the Company adopted the River Financial Corporation 2015 Equity Incentive Plan (the “2015 Equity Incentive Plan”). These Equity Incentive Plans were adopted to provide a means of enhancing and encouraging the recruitment and retention of individuals on whom the success of the Company depends.

The 2015 Equity Incentive Plan provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock unit awards, and restricted stock awards. A total of 300,000 shares were reserved for possible issuance under the 2015 Equity Incentive Plan. The maximum term of grants under the plan is ten years and the plan expires ten years after the adoption date.

A summary of activity in the outstanding stock options for the years ended December 31, 2018 and 2017 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Range of Exercise Prices
Outstanding at January 1, 2018	268,375	$14.77	5.87
Granted	85,500	26.89
Exercised	(28,450)	11.16

Outstanding at December 31, 2018	325,425	$18.27	6.52	$8.40 to $27.00

Exercisable at December 31, 2018	150,525	$14.29	4.26	$8.40 to $27.00

Outstanding at January 1, 2017	267,425	$14.11	6.27
Granted	20,500	20.43
Exercised	(19,550)	11.73

Outstanding at December 31, 2017	268,375	$14.77	5.87	$8.00 to $22.75

Exercisable at December 31, 2017	142,575	$13.28	3.98	$8.00 to $22.75

The total fair value of shares underlying the options which vested during the years ended December 31, 2018 and 2017, was $874 thousand and $951 thousand, respectively. The intrinsic value of options exercised during the years ended December 31, 2018 and 2017 was $365 thousand and $250 thousand, respectively. The aggregate intrinsic value of total options outstanding and exercisable options at December 31, 2018 was $1.86 million and $1.46 million, respectively. Cash received from options exercised for the year ended December 31, 2018 was $317 thousand. There was no income tax benefit recognized for the exercise of options for the years ended December 31, 2018 and 2017 as all options exercised were incentive stock options.

As of December 31, 2017, unvested stock options totaled 125,800. During 2018, there were 85,500 stock options that were granted and 36,400 stock options that vested resulting in unvested stock options of 174,900 as of December 31, 2018.

The stock options granted in 2018 and 2017 have a weighted average calculated value of $3.85 and $2.22, respectively. The dividend yield is the estimated dividend we expect to pay over the next four or five years. The expected life is calculated as the mid-point between the weighted-average time to vesting and the contractual maturity. The expected volatility is the approximate industry average for small bank and holding companies. The risk free interest rate is the U.S. Treasury rate on the day of the option grant for a term equal to the expected life of the option. The calculated value of each grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2018	2017
Dividend yield (after three years)	1.50%	1.50%
Expected life in years	7	7
Expected volatility	10.00%	10.00%
Risk free interest rate	3.05%	2.07%

The Company recognized $68 thousand and $56 thousand in compensation expense related to performance share awards during 2018 and 2017, respectively. As of December 31, 2018, there was approximately $412 thousand of unrecorded compensation expense related to the performance share awards which is expected to be recognized over a weighted average period of 1.8 years.

Defined Contribution Plan

The Company provides a 401(k) employee stock ownership plan, which covers substantially all of the Company’s employees who are eligible, as to age and length of service. A participant may elect to make contributions up to $18,500 and $18,000 of the participant’s annual compensation in 2018 and 2017. The Company makes contributions up to 3% of each participant’s annual compensation and the Company matches 50% of the next 2% contributed by the employee. Contributions to the plan by Company were approximately $341 thousand and $306 thousand in 2018 and 2017, respectively. Outstanding shares of the Company’s common stock allocated to participants at December 31, 2018 and 2017 totaled 68,889 and 53,715 respectively, and there were no unallocated shares. These shares are treated as outstanding for purposes of calculating earnings per share and dividends on these shares are included in the Consolidated Statements of Stockholders’ Equity.

The Company’s KSOP includes a put option for shares of the Company’s common stock distributed from the KSOP. Shares are distributed from the KSOP primarily to separated vested participants and certain eligible participants who elect to diversify their account balances. Since the Company’s common stock is not currently traded on an established securities market, if the owners of distributed shares desire to sell their shares, the Company is required to purchase the shares at fair value during two put option periods following the distribution of the shares from the KSOP. The first put option period is within sixty days following the distribution of the shares from the KSOP. The second put option period begins on the first day of the fifth month of the plan year for a sixty day period. The fair value of distributed shares subject to the put option totaled $0 as of December 31, 2018 and December 31, 2017. The cost of the KSOP shares totaled $1.37 million and $950 thousand as of December 31, 2018 and December 31, 2017, respectively. Due to the Company’s obligation under the put option, the distributed shares and KSOP shares are classified as temporary equity in the mezzanine section of the consolidated statements of financial condition and totaled $1.37 million and $950 thousand as of December 31, 2018 and December 31, 2017, respectively. The fair value of the KSOP shares totaled $1.65 million and $1.32 million as of December 31, 2018 and December 31, 2017, respectively.